Related Parties Transactions (Details Narrative) - USD ($)							1 Months Ended	12 Months Ended
	Aug. 01, 2016	Jun. 06, 2016	Jun. 02, 2016	Apr. 30, 2016	Jan. 26, 2016	Jan. 21, 2016	Jul. 25, 2016	Dec. 31, 2016	Dec. 31, 2015
Proceeds from equity offering								$ 15,000,000
Fair value of stock option								$ 526,000	$ 338,000
Option term								10 years
Value of options cancelled for unrecognized compensation cost
Vesting period								3 years
Market Cap Related Conditions [Member]
Fair value assumptions, dividend yield								0.00%
Fair value assumptions, expected term								10 years
Fair value assumptions, expected volatility								85.73%
Fair value assumptions, risk free interest rate								1.81%
Fair value of stock option								$ 96,000
Performance Conditions [Member]
Fair value assumptions, dividend yield								0.00%
Fair value assumptions, expected term								5 years 6 months
Fair value assumptions, expected volatility								85.81%
Fair value assumptions, risk free interest rate								1.25%
Fair value of stock option								$ 66,000
Minimum [Member]
Proceeds from equity offering								$ 25,000,000
Chief Executive Officer [Member]
Extended term		May 31, 2017
Chief Executive Officer [Member] | Maximum [Member]
Percentage of base salary		10.00%
New Director [Member]
Number of option granted				31,202
New Director And Vice Chairman [Member]
Number of option granted				7,801
Director [Member]
Number of option granted								134,232	5,555
Share based compensation, shares									4,320
Director [Member] | Tranche One [Member]
Number of option granted								82,500
Director [Member] | Tranche Two [Member]
Number of option granted								20,530
Director [Member] | Maximum [Member]
Exercise price for option granted, per share								$ 12.50	$ 195.00
Director [Member] | Minimum [Member]
Exercise price for option granted, per share								$ 3.04	$ 42.50
Chief Executive Officer [Member]
Percentage of base salary			100.00%
lump-sum retention bonus amount			$ 106,458
Restricted common stock shares percentage			2.00%
Number of restricted shares	70,500
Fair value assumptions, dividend yield	0.00%
Fair value assumptions, expected term	5 years
Fair value assumptions, expected volatility	87.29%
Fair value assumptions, risk free interest rate	1.22%
Fair value of stock option	$ 200,000							$ 1,023,000	$ 660,000
Fair value of restricted shares common stock	$ 300,000
Vesting period								3 years
Former Chief Executive Officer [Member]
Monthly salaries and related expenses						$ 18,750
Percentage of base salary paid in lump-sum payment						50.00%
Investor [Member]
Proceeds from equity offering			$ 5,000,000			$ 5,000,000
Optionholders [Member]
Number of option cancelled					16,910
Value of options cancelled for unrecognized compensation cost					$ 800,000
Fourth Amendment Employment Agreement [Member] | Chief Executive Officer [Member]
Percentage of base salary			50.00%			50.00%
Monthly salaries and related expenses						$ 18,750
Percentage of base salary paid in lump-sum payment			50.00%
Employment Agreement [Member] | Chief Executive Officer [Member]
Proceeds from equity offering							$ 5,000,000
Number of option granted							70,500
Exercise price							$ 4.75